Reserves - Disclosure of Share Purchase Options Reserve (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Share Purchase Options Reserve [Line Items]
At January 1, 2016		$ 26,063
Recognition of fair value of RSUs issued	[1]	5,051	$ 5,060
Share purchase options exercised	[1]	(1,330)	(21,931)
At December 31, 2016		28,799	26,063
Share Purchase Options Reserve [member]
Disclosure Of Share Purchase Options Reserve [Line Items]
At January 1, 2016		26,063	28,286
Recognition of fair value of RSUs issued		3,037	4,326
Share purchase options exercised		(301)	(6,549)
At December 31, 2016		$ 28,799	$ 26,063

[1]	Definitions as follows: "OCI" = Other Comprehensive Income (Loss); "SBC" = Equity Settled Stock Based Compensation; "Options" = Share Purchase Options; "RSUs" = Restricted Share Units; "DIT" = Deferred Income Taxes; "LTI's" = Long-Term Investments; "Warrants" = Share Purchase Warrants.